Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional paid-in Capital [Member] CNY (¥)	Additional paid-in Capital [Member] USD ($)	Accumulated other comprehensive (losses) / income [Member] CNY (¥)	Accumulated other comprehensive (losses) / income [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)
Beginning balance at Dec. 31, 2013	¥ 599,897		¥ 770		¥ 1,000,958		¥ (27,169)		¥ (374,662)
Beginning balance, Shares at Dec. 31, 2013 | shares			9,017,310	9,017,310
Net income (loss)	(2,490)								(2,490)
Foreign currency translation adjustment	11,328						11,328
Unrealized loss on available-for-sale securities	(1,377)						(1,377)
Ending balance at Dec. 31, 2014	607,358		¥ 770		1,000,958		(17,218)		(377,152)
Ending balance, Shares at Dec. 31, 2014 | shares			9,017,310	9,017,310
Net income (loss)	4,062								4,062
Foreign currency translation adjustment	26,046						26,046
Unrealized loss on available-for-sale securities	(2,811)						(2,811)
Ending balance at Dec. 31, 2015	634,655		¥ 770		1,000,958		6,017		(373,090)
Ending balance, Shares at Dec. 31, 2015 | shares			9,017,310	9,017,310
Net income (loss)	613	$ 89							613
Foreign currency translation adjustment	47,437	6,832					47,437
Unrealized loss on available-for-sale securities	(2,968)	(427)					(2,968)
Ending balance at Dec. 31, 2016	¥ 679,737	$ 97,903	¥ 770	$ 111	¥ 1,000,958	$ 144,168	¥ 50,486	$ 7,272	¥ (372,477)	$ (53,648)
Ending balance, Shares at Dec. 31, 2016 | shares			9,017,310	9,017,310